Related parties (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade accounts receivable	R$ 2,910	R$ 3,232
Inventories (advance to suppliers)	12,532	14,030
Total assets	91,741	88,049
Trade payables current	13,221	12,247
Other payables	2,202	1,583
Loan to non-controlling shareholders of Braskem Idesa	2,490	2,498
Sales of products	70,569	96,519	R$ 105,625
Finance income cost1	(3,400)	(4,225)	(8,082)
Other income (expenses)	(966)	(1,837)	(1,135)
Petrobras And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	8	12
Inventories (advance to suppliers)	56	61
Other receivables related parties non current	26	6
Total assets	90	79
Trade payables current	1,057	138
Other payables	255	233
Total liabilities	1,312	371
Sales of products	123	182	172
Purchases of raw materials, finished goods services and utilities	(16,185)	(22,900)	(19,833)
Financial expenses		(34)	(12)
Other income (expenses)	27	51	(217)
Other related parties [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	6	2
Dividends and interest on capital	3	4
Other receivables related parties non current	30
Total assets	39	6
Trade payables current	13	14
Loan to non-controlling shareholders of Braskem Idesa	2,490	2,498
Total liabilities	2,503	2,512
Sales of products	337	438	541
Purchases of raw materials, finished goods services and utilities	(155)	(25)	(7)
Finance income cost1	434	190
Financial expenses	(141)	(149)	(246)
General and administrative expenses	(64)	(45)	(67)
Other income (expenses)	1
Related parties [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	14	14
Inventories (advance to suppliers)	56	61
Dividends and interest on capital	3	4
Other receivables - related parties current		11
Other receivables related parties non current	56	6
Total assets	129	96
Trade payables current	1,103	278
Other payables	255	233
Trade payables non current		3
Loan to non-controlling shareholders of Braskem Idesa	2,490	2,498
Total liabilities	3,848	3,012
Sales of products	460	620	713
Purchases of raw materials, finished goods services and utilities	(16,595)	(23,259)	(20,146)
Finance income cost1	434	190
Financial expenses	(141)	(184)	(258)
General and administrative expenses	(64)	(45)	(67)
Other income (expenses)	17	51	(217)
Novonar And Subsidiaries And Associates [Member]
IfrsStatementLineItems [Line Items]
Other receivables - related parties current		11
Total assets		11
Trade payables current	33	126
Trade payables non current		3
Total liabilities	33	129
Purchases of raw materials, finished goods services and utilities	(254)	(334)	(306)
Financial expenses		R$ (1)	R$ (0)
Other income (expenses)	R$ (11)